Land use rights - Summary of Land Use Rights (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule of land use rights [Abstract]
Land use rights	¥ 47,334,839		¥ 47,334,839
Less: Accumulated amortization	(10,567,510)		(9,614,364)
Land use rights, net	¥ 36,767,329	$ 5,769,596	¥ 37,720,475